RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Sierchio And Company Limited Liability Partner [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Legal services payable restructured to convertible note	$ 225,688		$ 225,688
Convertible note issued, amount	225,688		225,688
Convertible note payable, interest rate	4.00%		4.00%
Strategic Edge Limited Liability Company [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Convertible note issued, amount	145,000		145,000
Convertible note payable, interest rate	4.00%		4.00%
Consulting services payable restructured to convertible note	145,000		145,000
Related Parties [Member]
Related Party Transaction [Line Items]
Legal services provided by a company owned by a director	$ 24,000	$ 70,637	$ 48,000	$ 112,100